Theta Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 2.3%
$1,821,845	Fannie Mae REMICS Series 2018-96, Class BH, 4.000% 9/25/2047	$1,922,927
1,244,745	Freddie Mac REMICS Series 4795, Class WA, 3.500% 12/15/2044	1,278,135
	TOTAL ASSET-BACKED SECURITIES
	(Cost $3,116,500)	3,201,062
	COLLATERALIZED MORTGAGE OBLIGATIONS — 20.2%
	Fannie Mae REMICS
1,517,701	Series 2018-49, Class CA, 4.000%, 12/25/2042	1,612,374
1,672,349	Series 2018-38, Class EC, 4.000%, 4/25/2043	1,735,481
1,405,236	Series 2015-94, Class EP, 3.000%, 7/25/2043	1,483,621
1,795,718	Series 2016-31, Class UP, 3.000%, 8/25/2044	1,898,738
1,598,820	Series 2017-105, Class BA, 3.000%, 8/25/2044	1,680,128
	Freddie Mac REMICS
1,495,739	Series 4766, Class VC, 4.000%, 4/15/2029	1,603,305
1,495,524	Series 4772, Class VL, 4.000%, 4/15/2029	1,609,447
964,326	Series 4809, Class KA, 4.000%, 3/15/2040	974,381
1,466,246	Series 4646, Class DA, 3.500%, 1/15/2042	1,527,802
1,710,869	Series 4800, Class LA, 4.000%, 4/15/2042	1,748,236
546,120	Series 4823, Class TA, 4.000%, 6/15/2042	556,901
1,809,727	Series 4769, Class T, 4.500%, 3/15/2043[1]	1,867,064
1,641,436	Series 4746, Class NA, 3.500%, 4/15/2043	1,729,695
1,425,687	Series 4314, Class PD, 3.750%, 7/15/2043	1,522,867
1,304,018	Series 4818, Class PA, 4.000%, 6/15/2045	1,349,296
1,774,341	Series 4808, Class DG, 3.500%, 9/15/2045	1,854,133
1,419,541	Series 4727, Class PA, 3.000%, 3/15/2046	1,501,995
1,974,679	Government National Mortgage Association Series 2017-101, Class DK, 2.750% 4/20/2046[1]	2,075,289
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $27,463,992)	28,330,753
	CORPORATE BONDS — 53.2%
	COMMUNICATIONS — 1.8%
1,375,000	AT&T, Inc. 2.594% (3-Month USD Libor+89 basis points), 2/15/2023[2,3]	1,298,231
1,200,000	Comcast Corp. 2.750%, 3/1/2023[1]	1,238,112
		2,536,343
	CONSUMER DISCRETIONARY — 6.6%
1,500,000	eBay, Inc. 2.639% (3-Month USD Libor+87 basis points), 1/30/2023[3]	1,380,361

Theta Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	General Motors Financial Co., Inc.
$1,350,000	3.388% (3-Month USD Libor+155 basis points), 1/14/2022[3]	$1,120,801
1,375,000	2.685% (3-Month USD Libor+131 basis points), 6/30/2022[3]	1,093,056
	Home Depot, Inc.
1,150,000	2.700%, 4/1/2023[1]	1,185,372
1,000,000	3.900%, 12/6/2028[1]	1,116,451
1,100,000	Lowe's Cos., Inc. 3.875%, 9/15/2023[1]	1,122,516
	Toyota Motor Credit Corp.
1,000,000	1.479% (3-Month USD Libor+48 basis points), 9/8/2022[3]	946,714
1,200,000	3.650%, 1/8/2029	1,245,262
		9,210,533
	CONSUMER STAPLES — 1.9%
1,250,000	Altria Group, Inc. 4.750%, 5/5/2021	1,277,360
1,375,000	Mead Johnson Nutrition Co. 3.000%, 11/15/2020	1,372,533
		2,649,893
	ENERGY — 1.7%
1,050,000	BP Capital Markets PLC 3.279%, 9/19/2027[1,4]	1,058,292
1,200,000	Shell International Finance B.V. 3.875%, 11/13/2028[1,4]	1,313,116
		2,371,408
	FINANCIALS — 19.2%
1,295,000	Aflac, Inc. 3.625%, 11/15/2024[2]	1,362,732
1,215,000	Assured Guaranty U.S. Holdings, Inc. 5.000%, 7/1/2024	1,162,074
	Bank of America Corp.
1,850,000	2.250%, 4/21/2020	1,849,722
1,100,000	5.000%, 5/13/2021[2]	1,130,598
	Bank of New York Mellon Corp.
850,000	2.820% (3-Month USD Libor+105 basis points), 10/30/2023[1,3]	817,321
1,050,000	3.000%, 10/30/2028[1]	1,044,891
1,335,000	Barclays PLC 3.844% (3-Month USD Libor+211 basis points), 8/10/2021[3,4]	1,289,697
1,250,000	Berkshire Hathaway, Inc. 2.200%, 3/15/2021[1]	1,256,355

Theta Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,450,000	Capital One Financial Corp. 4.750%, 7/15/2021	$1,493,245
1,000,000	Citigroup, Inc. 3.010% (3-Month USD Libor+143 basis points), 9/1/2023[1,3]	978,127
	Goldman Sachs Group, Inc.
1,400,000	2.600%, 12/27/2020[1,2]	1,400,234
1,000,000	2.801% (3-Month USD Libor+100 basis points), 7/24/2023[1,3]	948,407
1,000,000	3.545% (3-Month USD Libor+175 basis points), 10/28/2027[1,3]	900,748
1,450,000	HSBC Bank USA N.A. 4.875%, 8/24/2020	1,460,604
1,500,000	HSBC Holdings PLC 1.998% (3-Month USD Libor+123 basis points), 3/11/2025[1,3,4]	1,378,708
	JPMorgan Chase & Co.
1,325,000	4.500%, 1/24/2022	1,385,077
1,500,000	3.031% (3-Month USD Libor+123 basis points), 10/24/2023[1,3]	1,452,796
	Morgan Stanley
1,050,000	5.750%, 1/25/2021	1,078,302
1,000,000	2.954% (3-Month USD Libor+122 basis points), 5/8/2024[1,3]	959,371
1,050,000	PNC Financial Services Group, Inc. 3.500%, 1/23/2024[1]	1,057,976
1,000,000	Sumitomo Mitsui Financial Group, Inc. 2.618% (3-Month USD Libor+78 basis points), 7/12/2022[3,4]	952,148
1,625,000	Wells Fargo & Co. 2.550%, 12/7/2020	1,629,656
		26,988,789
	HEALTH CARE — 7.0%
1,750,000	AbbVie, Inc. 2.500%, 5/14/2020[1]	1,750,149
1,300,000	Bayer U.S. Finance II LLC 2.200%, 7/15/2022[1,5]	1,262,815
1,255,000	Gilead Sciences, Inc. 2.550%, 9/1/2020	1,258,838
950,000	GlaxoSmithKline Capital, Inc. 3.875%, 5/15/2028	1,069,349
	Merck & Co., Inc.
1,450,000	3.875%, 1/15/2021[1]	1,467,807
1,555,000	2.800%, 5/18/2023	1,567,854
1,500,000	UnitedHealth Group, Inc. 2.700%, 7/15/2020	1,500,229
		9,877,041

Theta Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS — 2.6%
$1,325,000	Caterpillar Financial Services Corp. 1.700%, 8/9/2021	$1,323,725
1,475,000	Caterpillar, Inc. 3.900%, 5/27/2021	1,510,393
850,000	United Parcel Service, Inc. 2.072% (3-Month USD Libor+38 basis points), 5/16/2022[3]	813,816
		3,647,934
	MATERIALS — 0.8%
1,050,000	PPG Industries, Inc. 3.200%, 3/15/2023[1]	1,078,314
		1,078,314
	TECHNOLOGY — 7.5%
	Apple, Inc.
1,500,000	2.234% (3-Month USD Libor+50 basis points), 2/9/2022[2,3]	1,479,542
1,050,000	3.200%, 5/11/2027[1,2]	1,138,482
1,325,000	Cisco Systems, Inc. 2.450%, 6/15/2020	1,327,425
	Oracle Corp.
1,325,000	3.875%, 7/15/2020	1,332,042
1,550,000	2.500%, 5/15/2022[1]	1,577,743
1,050,000	3.250%, 11/15/2027[1]	1,084,105
	QUALCOMM, Inc.
1,350,000	2.250%, 5/20/2020	1,349,860
1,350,000	2.499% (3-Month USD Libor+73 basis points), 1/30/2023[3]	1,287,005
		10,576,204
	UTILITIES — 4.1%
2,950,000	Edison International 2.125%, 4/15/2020	2,946,351
1,350,000	Florida Power & Light Co. 3.250%, 6/1/2024[1]	1,373,686

Theta Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$1,450,000	Southern Co. 2.350%, 7/1/2021[1]	$1,449,810
		5,769,847
	TOTAL CORPORATE BONDS
	(Cost $75,826,366)	74,706,306
	U.S. GOVERNMENT AND AGENCIES — 1.1%
1,381,293	Fannie Mae Pool 3.00%, 1/1/2032	1,453,808
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $1,391,446)	1,453,808
	U.S. TREASURY NOTES — 17.2%
	United States Treasury Note
13,000,000	3.500%, 5/15/2020[2]	13,053,716
11,000,000	2.625%, 8/15/2020[2]	11,108,713
	TOTAL U.S. TREASURY NOTES
	(Cost $24,006,512)	24,162,429
	SHORT-TERM INVESTMENTS — 5.6%
7,881,449	UMB Money Market Fiduciary, 0.010%[6]	7,881,449
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,881,449)	7,881,449
	TOTAL INVESTMENTS — 99.6%
	(Cost $139,686,265)	139,735,807
	Other Assets in Excess of Liabilities — 0.4%	622,114
	TOTAL NET ASSETS — 100.0%	$140,357,921

PLC – Public Limited Company

[1]Callable.
[2]All or a portion of this security is segregated as collateral for open written options contracts.
[3]Floating rate security.
[4]Foreign security denominated in U.S. Dollars
[5]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,262,815, which represents 0.9% of total net assets of the Fund.
[6]The rate is the annualized seven-day yield at period end.